Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Loans	¥ 88,580,867	¥ 87,528,088
Total assets	221,651,474	211,218,760	¥ 197,611,200
Total liabilities	211,963,317	202,043,136
Total equity	9,688,157	9,175,624	9,501,493
Noncontrolling interests	582,919	663,259
Total interest and dividend income	1,456,556	2,151,172	2,207,443
Total interest expense	467,939	1,271,381	1,313,476
Provision (credit) for credit losses	112,776	156,200	32,459
Net interest income after provision (credit) for credit losses	875,841	723,591	861,508
Income before income tax expense	1,028,764	153,490	85,060
Net income	818,048	106,315	75,725
Equity Method Investee
Related Party Transaction [Line Items]
Loans	7,521,000	7,268,000
Total assets	29,540,000	27,036,000
Deposits	10,301,000	8,665,000
Total liabilities	27,247,000	25,014,000
Total equity	2,293,000	2,022,000
Noncontrolling interests	13,000	11,000
Total interest and dividend income	570,000	586,000	503,000
Total interest expense	188,000	198,000	165,000
Provision (credit) for credit losses	91,000	81,000	84,000
Net interest income after provision (credit) for credit losses	291,000	307,000	254,000
Income before income tax expense	237,000	196,000	229,000
Net income	¥ 178,000	¥ 150,000	¥ 201,000